Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	SFr 1,438,483	SFr 11,288,911
Financial liabilities	5,323,267	3,036,236
Cash And Cash Equivalents [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	984,191	11,258,870
Loans and receivables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets
Other non-current financial assets [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	199,105	20,001
Other receivables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	255,187	10,040
Financial liabilities at amortized cost, category [Member] | Current lease liabilities [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	114,251
Financial liabilities at amortized cost, category [Member] | Trade And Other Payables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	3,697,723	762,453
Financial liabilities at amortized cost, category [Member] | Accrued Expenses [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	1,048,575	1,433,106
Financial liabilities at amortized cost, category [Member] | Loans1 [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities		523,920
Financial liabilities at amortized cost, category [Member] | Non-current lease liabilities [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	461,485
At fair value through profit and loss [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	SFr 1,233	SFr 316,757